CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 1,502,759	$ 1,430,789	$ 1,439,270
Hotel operating expenses:
Total hotel expenses	952,674	900,582	907,301
Property taxes, insurance and other	84,110	78,355	73,579
Depreciation and amortization	269,003	258,458	246,731
Impairment charges	33,628	23,391	10,153
Transaction costs	2	11	14
Advisory services fee	63,632	69,122	53,199
Corporate, general and administrative	11,107	10,931	13,288
Total expenses	1,414,156	1,340,850	1,304,265
Gain (loss) on sale of assets and hotel properties	26,126	475	14,030
OPERATING INCOME (LOSS)	114,729	90,414	149,035
Equity in earnings (loss) of unconsolidated entities	(2,307)	867	(5,866)
Interest income	3,067	3,952	2,202
Other income (expense)	10,490	64	(3,422)
Interest expense and amortization of premiums and loan costs	(262,001)	(236,786)	(222,631)
Write-off of premiums, loan costs and exit fees	(2,841)	(8,847)	(2,845)
Unrealized gain (loss) on marketable securities	1,896	(1,013)	(4,649)
Unrealized gain (loss) on derivatives	(4,494)	(2,178)	(2,802)
INCOME (LOSS) BEFORE INCOME TAXES	(141,461)	(153,527)	(90,978)
Income tax benefit (expense)	(1,218)	(2,782)	2,218
NET INCOME (LOSS)	(142,679)	(156,309)	(88,760)
(Income) loss attributable to noncontrolling interest in consolidated entities	112	30	110
Net (income) loss attributable to redeemable noncontrolling interests in operating partnership	28,932	29,313	21,642
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	(113,635)	(126,966)	(67,008)
Preferred dividends	(42,577)	(42,577)	(44,761)
Extinguishment of issuance costs upon redemption of preferred stock	0	0	(10,799)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (156,212)	$ (169,543)	$ (122,568)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.58)	$ (1.75)	$ (1.30)
Weighted average common shares outstanding - basic (in shares)	99,837	97,282	95,207
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.58)	$ (1.75)	$ (1.30)
Weighted average diluted common shares (in shares)	99,837	97,282	95,207
Total hotel revenue
Revenue
Total revenue	$ 1,498,557	$ 1,426,780	$ 1,436,116
Rooms
Revenue
Total revenue	1,184,987	1,134,687	1,143,135
Hotel operating expenses:
Total hotel expenses	258,446	248,139	248,643
Food and beverage
Revenue
Total revenue	243,917	224,311	234,777
Hotel operating expenses:
Total hotel expenses	167,945	156,902	161,683
Other hotel revenue and expenses
Revenue
Total revenue	69,653	67,782	58,204
Hotel operating expenses:
Total hotel expenses	472,437	442,463	444,322
Other
Revenue
Total revenue	4,202	4,009	3,154
Management fees
Hotel operating expenses:
Total hotel expenses	$ 53,846	$ 53,078	$ 52,653